MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Disclosure of detailed information about property, plant and equipment

					Furniture,
	Mineral	Mineral			fixtures
	properties –	properties –	Plant and	Land and	and	Right-of-use
	depletable	non depletable	equipment	buildings	equipment	assets	Total
Cost
Balance, January 1, 2019	$36,066	$—	$35,184	$2,573	$4,987	$1,150	$79,960
Acquisition of Beadell (note 5)	3,676	46,608	50,061	12,810	500	18,397	132,052
Additions	16,346	—	8,922	458	184	4,498	30,408
Change in remediation provision	2,996	—	30	—	—	—	3,026
Disposals	—	—	(185)	(3)	(44)	(33)	(265)
Foreign exchange translation difference	(847)	(3,422)	(3,118)	(810)	(30)	(1,327)	(9,554)
Balance, December 31, 2019	$58,237	$43,186	$90,894	$15,028	$5,597	$22,685	$235,627

Accumulated depreciation
Balance, January 1, 2019	$32,051	$—	$27,593	$1,653	$4,122	$—	$65,419
Amortization and depletion	6,820	—	17,434	4,095	464	7,878	36,691
Disposals	—	—	(185)	—	(41)	(6)	(232)
Foreign exchange translation difference	93	—	(73)	(22)	4	(63)	(61)
Balance, December 31, 2019	$38,964	$—	$44,769	$5,726	$4,549	$7,809	$101,817

Carrying value, December 31, 2019	$19,273	$43,186	$46,125	$9,302	$1,048	$14,876	$133,810

Cost
Balance, January 1, 2018	$36,083	$—	$34,070	$2,460	$4,591	$—	$77,204
Additions	—	—	1,514	148	407	—	2,069
Change in remediation provision	(17)	—	(127)	—	—	—	(144)
Disposals	—	—	(273)	(35)	(11)	—	(319)
Balance, December 31, 2018	$36,066	$—	$35,184	$2,573	$4,987	$—	$78,810

Accumulated depreciation
Balance, January 1, 2018	$31,435	$—	$25,413	$1,539	$3,851	$—	$62,238
Amortization and depletion	616	—	2,448	114	281	—	3,459
Disposals	—	—	(268)	—	(10)	—	(278)
Balance, December 31, 2018	$32,051	$—	$27,593	$1,653	$4,122	$—	$65,419

Carrying value, December 31, 2018	$4,015	$—	$7,591	$920	$865	$—	$13,391

Schedule of Lease liability

Right-of-use assets

	Mining	Power	Vehicles	Office	Communication	Land	Total
	equipment	generators		space	equipment	easements
Balance, January 1, 2019	$—	$—	$—	$881	$—	$269	$1,150
Acquisition of Beadell (note 5)	8,402	7,732	1,923	65	275	–	18,397
Additions	3,853	57	—	—	—	588	4,498
Disposals	—	—	—	—	(27)	—	(27)
Amortization and depletion	(4,244)	(2,264)	(707)	(284)	(234)	(145)	(7,878)
Foreign exchange translation difference	(635)	(490)	(121)	(4)	(14)	—	(1,264)
Balance, December 31, 2019	$7,376	$5,035	$1,095	$658	$—	$712	$14,876

Lease liabilities

2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	$6,707
One to five years	12,558
More than five years	123
Total undiscounted lease liabilities as at December 31, 2019	19,388
Lease liabilities in the Consolidated Statement of Financial Position as at December 31, 2019	17,986
Current (included in Trade payables and accrued liabilities (note 11))	5,499
Non-current (included in Other liabilities (note 11))	$12,487

Amount recognized in the Consolidated Statement of Comprehensive Income

	December 31,	December 31,
	2019	2018
Interest on lease liabilities	$1,564	$—
Variable lease payments not included in the measurement of lease liabilities	43,889	—
Expenses relating to short-term leases	12,953	—
Expenses relating to leases of low-value assets, excluding short-term leases of low-value assets	13	—